Shareholders' Equity (Details) - USD ($)						12 Months Ended
		Jun. 25, 2024	Aug. 08, 2022	Aug. 25, 2021	Nov. 13, 2020	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Aug. 08, 2028	Sep. 14, 2023	Mar. 15, 2023
Shareholders’ Equity [Line Items]
Number of shares			35,000,000		25,000,000	100,000,000
Shares per share value (in Dollars per share)						$ 0.02
Reverse split			1-for-2		1-for-4
Par value (in Dollars per share)	[1]					$ 0.16	$ 0.16
Reverse split issued			17,652,743		70,610,963
Ordinary shares, shares issued	[1]					11,001,358	10,326,374
Ordinary shares, shares outstanding	[1]					11,001,358	10,326,374
Exercise of options employees issued
Least percentage						10.00%
Reserve equal percentage						50.00%
Total restricted net assets amount (in Dollars)						$ 22,341,270	$ 21,071,864
Minimum [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)			$ 0.08		$ 0.02
Increase in authorized shares						25,000,000
Maximum [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)			$ 0.16		0.08
Increase in authorized shares						70,000,000
PRC [Member]
Shareholders’ Equity [Line Items]
Total restricted net assets amount (in Dollars)						$ 624,097	$ 624,097
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of shares						60,000,000
Ordinary shares, shares issued						7,171,858	6,496,874		4,996,874
Par value (in Dollars per share)				$ 0.08
Ordinary shares, shares outstanding						7,171,858	6,496,874		4,996,874
Exercise of options employees issued		631,200
Class A Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares changed			30,000,000			15,000,000
Increase in authorized shares				15,000,000		15,000,000
Class A Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares changed			60,000,000			60,000,000
Increase in authorized shares				60,000,000		60,000,000
Class A Ordinary Shares [Member] | Benchmark Company LLC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued										43,784
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of shares						40,000,000
Ordinary shares, shares issued						3,829,500	3,829,500		3,829,500
Ordinary shares, shares outstanding						3,829,500	3,829,500
Class B Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares changed			5,000,000			10,000,000
Increase in authorized shares						10,000,000
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares changed			10,000,000			40,000,000
Increase in authorized shares						10,000,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of shares			35,000,000
Reverse split			1-for-2
Par value (in Dollars per share)			$ 0.16
Reverse split issued			8,826,374
Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)			$ 0.08
Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)			0.16
Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)			$ 0.16		$ 0.08
Reverse split issued					17,652,743
Ordinary shares, shares issued		11,001,358	8,826,374							10,370,158
Ordinary shares, shares outstanding		11,001,358	8,826,374							10,370,158
Ordinary shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued		7,171,858	8,826,374							6,540,658	1,500,000
Ordinary shares, shares outstanding		7,171,858					6,496,874
Ordinary shares [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued		3,829,500								3,829,500
Ordinary shares, shares outstanding		3,829,500					3,829,500		3,829,500
Ordinary shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued			17,652,743

[1]	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.